SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 15 - SUBSEQUENT EVENTS

On April 17, 2024, the Company issued 3,428 shares in exchange for 4,875 vested RSU’s less shares deducted to cover taxes. On April 24, 2024, the Company issued 244,774 shares in connection with its Employee Stock Purchase Plan for a total consideration of approximately $112. On April 30, 2024, the Company issued 992 shares as a result of exercised stock options upon the receipt of proceeds of approximately $1.

On April 12, 2024 the Company entered into a lease agreement, pursuant to which the Company agreed to lease an approximately 64 square foot facility (the “Premises”) located in Fernley, Nevada, to be used for general, warehousing, assembly/light manufacturing, painting of products, storage fulfillment, distribution of the Company’s products, and other uses as permitted under the Fernley Lease Agreement (the “Fernley Lease Agreement”). The initial term of the Fernley Lease Agreement (the “Term”) is for a period of sixty (60) months, effective April 1, 2024. The base rent for the Premises, payable monthly, is $45 for the first twelve months of the Term and is subject to a three percent (3.0%) increase on the anniversary of each year. The Company also will be responsible for twenty-five percent (25%) of any operating expenses, taxes and insurance expenses incurred by the Landlord in connection with the building in which the Premises are located (the “Expenses”) as well as utility expenses. The Expenses are subject to recalculation and increase upon the completion of the Initial Improvements (as defined in the Fernley Lease Agreement). The Landlord is responsible for completing the Initial Improvements. The Fernley Lease Agreement also contains customary default provisions allowing the Landlord to terminate the Fernley Lease Agreement if the Company fails to cure certain breaches of its obligations under the Fernley Lease Agreement within a specified period of time upon written notice to the Company. Concurrent with the execution of the Fernley Lease Agreement, the Company paid the Landlord a security deposit of $50.

Effective April 12, 2024, the Company entered into amendments to the employment agreements with its Chief Executive Officer, its Chief Revenue Officer and its Chief Marketing Officer to amend the terms of their annual equity compensation (the “Amended Employee Agreements”). The Amended Employee Agreements allow the Company to issue a combination of cash and equity awards on an annual basis up to a specified amount ($1,532 for the Chief Executive Officer, $490 for the Chief Revenue Officer and $236 for the Chief Marketing Officer), subject to approval and such other terms and conditions imposed by the compensation committee of the board of directors.

On April 12, 2024, the Company issued a total of 836,295 RSUs to the following employees: (i) 567,407 RSUs to the Chief Executive Officer; (ii) 181,481 RSUs to the Chief Revenue Officer; and (iii) 87,407 RSUs to the Chief Marketing Officer. Each of the RSUs granted will vest in three equal annual installments, with the first vesting date on the one (1) year anniversary of the date of issuance and the following two vesting dates on each subsequent anniversary of the date of issuance, subject to each employees’ continued employment as of each vesting date. In addition to the RSU awards, the Board also approved the following cash awards to the above referenced employees: (i) $511 to the Chief Executive Officer; (ii) $163 to the Chief Revenue Officer; and (iii) $79 to the Chief Marketing Officer. Each of the approved cash awards will not be paid out to the employees until the Company has achieved a minimum cash balance of $30,000, and are subject to each employee’s continued employment on the date of payment.

On April 12, 2024, the board of directors authorized the issuance of 222,222 RSUs to each director in connection with their service as directors for the year ended December 31, 2023. The RSUs will vest in three equal annual installments, with the first vesting date on the one (1) year anniversary date of their issuance, subject to the directors continued service on with the Company on each vesting date.

On April 15, 2024, the board of directors approved an amendment to the Company’s Director Compensation Policy offering its directors long-term incentive awards that are issuable subject to the sole discretion of the Company’s compensation committee. Each such long-term incentive award is payable in the form of cash and or equity awards. Each such award shall be determined each fiscal year and are subject to the director’s continued service with the Company and other conditions as the Company’s compensation committee deems appropriate. Where equity awards are issued, such awards are subject to the terms and conditions of the Dragonfly Energy Holdings Corp. 2022 Equity Incentive Plan.

On April 29, 2024, the Company obtained a waiver from the Term Loan administrative agent and lenders in regard to the Company’s compliance with the liquidity requirement under the Term Loan as of the last day of the fiscal month ended April 30, 2024.

On May 13, 2024, the Company received a waiver from its Administrative Agent and Term Loan Lenders (the “May 2024 Waiver”) in regards to its compliance with the  to satisfy the Senior Leverage Ratio and Fixed Charge Coverage Ratio tests (the “Tests”) as of the last day of the quarter ended March 31, 2024 from the Term Loan Lenders in regards to its compliance with the Tests as of the last day of the quarter ended March 31, 2024. The May 2024 Waiver provided for a one-time issuance of penny warrants (the “May 2024 Penny Warrants”) to purchase up to 2,550,000 shares of the Company’s common stock, par value $0.0001 per share (the “May 2024 Penny Warrant Shares”), at an exercise price of $0.01 per share, in connection with the Term Loan Lenders’ agreement to waive the Tests under the Term Loan for the quarter ended March 31, 2024. The May 2024 Penny Warrants were immediately exercisable upon issuance and will expire ten years from the date of issuance.

Note 17 - SUBSEQUENT EVENTS

On January 26, 2024 the Company entered into a convertible promissory note (the “January Note”) with a board member in the amount of $1,000, or the January Principal Amount. Upon execution of the January Note and funding of the original principal sum, a payment of $50 (the “January Loan Fee”) was fully earned as of the date of the January Note and was due and payable in full in cash on February 2, 2024. The Company paid the January Principal Amount and the January Loan Fee on February 1, 2024.

On February 27, 2024 the Company entered into a convertible promissory note (the “February Note”) with a board member in the amount of $1,700, or the February Principal Amount. Upon execution of the February Note and funding of the original principal sum, a payment of $85 (the “February Loan Fee”) was fully earned as of the date of the February Note and was due and payable in full in cash on March 1, 2024. The Company paid the February Principal Amount and the February Loan Fee on March 1, 2024.

On March 31, 2024, the Company received a waiver from its Administrative Agent and Term Loan Lenders in regard to the Company’s compliance with its liquidity requirement as of the last day of the fiscal quarter ended March 31, 2024.

Effective April 12, 2024, the Company entered into amendments to the employment agreements with its Chief Executive Officer, its Chief Revenue Officer and its Chief Marketing Officer to amend the terms of their annual equity compensation (the “Amended Employee Agreements”). The Amended Employee Agreements allow the Company to issue a combination of cash and equity awards on an annual basis up to a specified amount ($1,532 for the Chief Executive Officer, $490 for the Chief Revenue Officer and $236 for the Chief Marketing Officer), subject to approval and such other terms and conditions imposed by the compensation committee of the board of directors.

On April 12, 2024, the Company issued a total of 836 RSUs to the following employees: (i) 568 RSUs to the Chief Executive Officer; (ii) 181 RSUs to the Chief Revenue Officer; and (iii) 87 RSUs to the Chief Marketing Officer. Each of the RSUs granted will vest in three equal annual installments, with the first vesting date on the one (1) year anniversary of the date of issuance and the following two vesting dates on each subsequent anniversary of the date of issuance, subject to each employees’ continued employment as of each vesting date. In addition to the RSU awards, the Board also approved the following cash awards to the above referenced employees: (i) $511 to the Chief Executive Officer; (ii) $163 to the Chief Revenue Officer; and (iii) $79 to the Chief Marketing Officer. Each of the approved cash awards will not be paid out to the employees until the Company has achieved a minimum cash balance of $30,000, and are subject to each employee’s continued employment on the date of payment.

On April 12, 2024, the board of directors authorized the issuance of 222 RSUs to each director in connection with their service as directors for the year ended December 31, 2023. The RSUs will vest in three equal annual installments, with the first vesting date on the one (1) year anniversary date of their issuance, subject to the directors continued service on with the Company on each vesting date.

On April 15, 2024, the board of directors approved an amendment to the Company’s Director Compensation Policy offering its directors long-term incentive awards that are issuable subject to the sole discretion of the Company’s compensation committee. Each such long-term incentive award is payable in the form of cash and or equity awards. Each such award shall be determined each fiscal year and are subject to the director’s continued service with the Company and other conditions as the Company’s compensation committee deems appropriate. Where equity awards are issued, such awards are subject to the terms and conditions of the Dragonfly Energy Holdings Corp. 2022 Equity Incentive Plan.

On April 12, 2024 the Company entered into a lease agreement, pursuant to which the Company agreed to lease an approximately 64 square foot facility (the “Premises”) located in Fernley, Nevada, to be used for general, warehousing, assembly/light manufacturing, painting of products, storage fulfillment, distribution of the Company’s products, and other uses as permitted under the Fernley Lease Agreement (the “Fernley Lease Agreement”). The initial term of the Fernley Lease Agreement (the “Term”) is for a period of sixty (60) months, effective April 1, 2024. The base rent for the Premises, payable monthly, is $45 for the first twelve months of the Term and is subject to a three percent (3.0%) increase on the anniversary of each year. The Company also will be responsible for twenty-five percent (25%) of any operating expenses, taxes and insurance expenses incurred by the Landlord in connection with the building in which the Premises are located (the “Expenses”) as well as utility expenses. The Expenses are subject to recalculation and increase upon the completion of the Initial Improvements (as defined in the Fernley Lease Agreement). The Landlord is responsible for completing the Initial Improvements. The Fernley Lease Agreement also contains customary default provisions allowing the Landlord to terminate the Fernley Lease Agreement if the Company fails to cure certain breaches of its obligations under the Fernley Lease Agreement within a specified period of time upon written notice to the Company. Concurrent with the execution of the Fernley Lease Agreement, the Company paid the Landlord a security deposit of $50.